Shareholders' Equity - Additional Information (Details)	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 £ / shares shares	Jun. 30, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2019 £ / shares
Class Of Stock [Line Items]
Ordinary shares, authorized	700,000,000		700,000,000		700,000,000	700,000,000	700,000,000
Ordinary shares, par value | £ / shares					£ 0.00001	£ 0.00001		£ 0.00001
Common stock, voting rights			Each holder of A ordinary shares is entitled to one vote per ordinary share
Deferred shares repurchase value per share | £ / shares						1.00
Dividends declared or paid | $			$ 0
Preferred stock, voting rights			one vote
Deferred share holders payable per share in event of liquidation | £ / shares						£ 1.00
Preferred shares, issued	148,373,779		148,373,779		106,081,025	148,373,779	106,081,025
Proceeds from issuance of preferred shares | $			$ 70,877,000	$ 74,588,000
Deferred B Shares
Class Of Stock [Line Items]
Deferred shares voting rights			no
Number of additional deferred shares	123,638,835		123,638,835			123,638,835
Deferred shares nominal value per share | £ / shares						£ 0.99999
Deferred shares subsequent reduction in par value per share | £ / shares						£ 0.001
Aggregate nominal residual value | $	$ 200,000		$ 200,000
Share capital to re-register | £						£ 50,000
Freeline Therapeutics Limited
Class Of Stock [Line Items]
Number of deferred shares			275,784
Deferred shares nominal value per share | £ / shares						£ 0.00001
Deferred shares voting rights			no
A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, authorized	100,000,000		100,000,000			100,000,000
Ordinary shares, par value | £ / shares						£ 0.00001
B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, authorized	100,000,000		100,000,000			100,000,000
Ordinary shares, par value | £ / shares						£ 0.00001
C Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, authorized	100,000,000		100,000,000			100,000,000
Ordinary shares, par value | £ / shares						£ 0.00001
D Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, authorized	100,000,000		100,000,000			100,000,000
Ordinary shares, par value | £ / shares						£ 0.00001
E Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, authorized	100,000,000		100,000,000			100,000,000
Ordinary shares, par value | £ / shares						£ 0.00001
F Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, authorized	100,000,000		100,000,000			100,000,000
Ordinary shares, par value | £ / shares						£ 0.00001
G Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, authorized	100,000,000		100,000,000			100,000,000
Ordinary shares, par value | £ / shares						£ 0.00001
H Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, authorized	100,000,000		100,000,000			100,000,000
Ordinary shares, par value | £ / shares						£ 0.00001
Deferred Shares
Class Of Stock [Line Items]
Deferred shares nominal value per share | £ / shares					£ 0.00001	£ 0.00001		£ 0.00001
Number of additional deferred shares	275,784		275,784		110,370	275,784	110,370
Stock repurchased during period			0		0
SERIES A $0.00001 PAR VALUE
Class Of Stock [Line Items]
Preferred stock, liquidation preference per share | $ / shares	$ 1.00		$ 1.00				$ 1.00
Preferred shares, issued	35,070,249		35,070,249		34,840,000	35,070,249	34,840,000
SERIES A $0.00001 PAR VALUE | Rentschler Biotechnologie Beteiligungs GmbH
Class Of Stock [Line Items]
Preferred shares, issued		230,249
Purchase price per share | $ / shares		$ 1.32
Proceeds from issuance of preferred shares | $		$ 200,000
SERIES B $0.00001 PAR VALUE
Class Of Stock [Line Items]
Preferred stock, liquidation preference per share | $ / shares	$ 1.50		$ 1.50				$ 1.50
Preferred shares, issued	59,381,964		59,381,964		58,933,333	59,381,964	58,933,333
SERIES C $0.00001 PAR VALUE
Class Of Stock [Line Items]
Preferred stock, liquidation preference per share | $ / shares	$ 2.04		$ 2.04				$ 2.04
Preferred shares, issued	53,921,566		53,921,566		12,307,692	53,921,566	12,307,692
SERIES C $0.00001 PAR VALUE | Rentschler Biotechnologie Beteiligungs GmbH
Class Of Stock [Line Items]
Preferred shares, issued		448,631
Purchase price per share | $ / shares		$ 1.32
Proceeds from issuance of preferred shares | $		$ 800,000
SERIES C $0.00001 PAR VALUE | Certain Investors, Including Syncona and Novo Holdings A/S | Series C Subscription Agreement
Class Of Stock [Line Items]
Preferred shares, issued	34,313,723		34,313,723			34,313,723
Purchase price per share | $ / shares	$ 2.04		$ 2.04
Proceeds from issuance of preferred shares | $	$ 69,000,000
SERIES C $0.00001 PAR VALUE | Syncona | Series C Subscription Agreement
Class Of Stock [Line Items]
Top up preferred shares issued	7,300,151		7,300,151			7,300,151